ADVANCES TO SUPPLIERS (Tables)	6 Months Ended
Jun. 30, 2023
Advances To Suppliers
SCHEDULE OF ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	June 30, 2023	December 31, 2022
	(Unaudited)
Prepayments for motor controller purchase	$14,249	$14,982
Prepayments for sauna room purchase	158,062	43,254
Total	$172,311	$58,236